Income Taxes (Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Assets:
Net operating loss carryforwards	¥ 14,246	¥ 27,144
Allowance for doubtful receivables on direct financing leases and probable loan losses	16,336	12,984
Investment in securities	5,045	8,650
Accrued expenses	21,498	20,729
Investment in operating leases	13,134	15,400
Property under facility operations	8,642	11,048
Installment loans	4,737	5,916
Other	58,689	53,300
Deferred Tax Assets, Gross, Total	142,327	155,171
Less: valuation allowance	(13,156)	(14,676)
Deferred Tax Assets, Net of Valuation Allowance, Total	129,171	140,495
Liabilities:
Investment in direct financing leases	10,819	11,503
Investment in operating leases	97,653	92,243
Unrealized gains (losses) on investment in securities	6,971	4,957
Deferred insurance policy acquisition costs	56,132	49,982
Policy liabilities and policy account balances	38,227	54,202
Property under facility operations	11,594	10,596
Other intangible assets	97,426	99,999
Undistributed earnings	42,329	89,311
Prepaid benefit cost	8,932	9,290
Other	38,959	34,520
Deferred Tax Liabilities, Net, Total	409,042	456,603
Net deferred tax liability	¥ 279,871	¥ 316,108